SCHEDULE OF CONVERTIBLE NOTE PAYABLE (Details) (Parenthetical)						6 Months Ended
	Jun. 04, 2021 USD ($) d / TradingDays shares	Mar. 02, 2021 USD ($) d / TradingDays shares	Feb. 05, 2021 USD ($) d / TradingDays $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 23, 2020 USD ($) d / TradingDays $ / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 29, 2021 USD ($)	Jun. 25, 2021 USD ($)	May 18, 2021 USD ($)	May 13, 2021 USD ($)	Dec. 29, 2020 USD ($)	Sep. 23, 2020 USD ($)	Aug. 17, 2020 USD ($)	Aug. 06, 2020 USD ($)	Jul. 27, 2020 USD ($)	Dec. 31, 2019 USD ($)
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.00906		$ 0.0078
Debt Instrument, Face Amount							$ 114,660	$ 51,369	$ 60,000	$ 25,000	$ 16,000	$ 24,000	$ 40,000	$ 7,000	$ 20,000
GPL Ventures LLC [Member]
Short-term Debt [Line Items]
Convertible Debt	$ 150,000	$ 50,000	$ 75,000		$ 100,000
Debt Instrument, Maturity Date	Jun. 04, 2022	Mar. 02, 2022	Feb. 05, 2022		Jun. 23, 2021
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.01		$ 0.01
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	60.00%	60.00%	60.00%		60.00%
Debt Instrument, Convertible, Threshold Trading Days | d / TradingDays	20	20	20		20
Debt Instrument, Term	1 year	1 year	1 year		1 year
Debt Instrument, Interest Rate, Stated Percentage	10.00%	10.00%	10.00%		10.00%
Debt Instrument, Face Amount				$ 16,000		$ 16,000
Interest Expense, Debt				2,169		2,397
GPL Ventures LLC [Member] | Registration Rights Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
[custom:NumberOfResaleSharesUnderlyingNotesDuringPeriod] | shares	20,000,000	10,000,000	10,000,000
Quick Capital, LLC [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date			Feb. 05, 2022
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			60.00%
Debt Instrument, Convertible, Threshold Trading Days | d / TradingDays			20
Debt Instrument, Term	1 year		1 year
Debt Instrument, Face Amount						0
Interest Expense, Debt						618
Quick Capital Llc Fourth June Two Thousand And Twenty One [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Jun. 04, 2022
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	60.00%
Debt Instrument, Convertible, Threshold Trading Days | d / TradingDays	20
Debt Instrument, Face Amount						98,631
Interest Expense, Debt						411
GPL Ventures LLC 2/5/2021 [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount						15,000
Interest Expense, Debt						201
Quick Capital, LLC [Member]
Short-term Debt [Line Items]
Convertible Debt	$ 150,000		$ 25,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Quick Capital, LLC [Member] | Registration Rights Agreement [Member] | Maximum [Member]
Short-term Debt [Line Items]
[custom:NumberOfResaleSharesUnderlyingNotesDuringPeriod] | shares	20,000,000		10,000,000
GPL Ventures LLC 3/2/2021 [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount						10,000
Interest Expense, Debt						132
Unsecured Convertible Promissory Note One [Member] | GPL Ventures LLC [Member]
Short-term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net				5,238		0										$ 0
Unsecured Convertible Promissory Note One [Member] | GPL Ventures 5/2/2021 LLC [Member]
Short-term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net				0		9,041
Unsecured Convertible Promissory Note One [Member] | Quick Capital, LLC [Member]
Short-term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net				0		0
Unsecured Convertible Promissory Note One [Member] | GPL Ventures 3/2/2021 LLC [Member]
Short-term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net				0		6,712
Unsecured Convertible Promissory Note One [Member] | Gpl Ventures Llc June Fourth Two Thousandand Twenty One [Member]
Short-term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net				0		32,823
Unsecured Convertible Promissory Note One [Member] | Quick Capital Llc Fourth June Two Thousand And Twenty One [Member]
Short-term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net						$ 91,605
Unsecured Convertible Promissory Note One [Member] | Quick Capital Llc Fourth June Thousand and Twenty One Llc [Member]
Short-term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net				$ 0